Business Segment Information (Details 2) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Other significant items:
Equity in net income (loss) of affiliated companies	¥ 14,062	¥ (30,235)	¥ (25,109)
Depreciation and amortization:	325,366	371,004	405,443
Sony Ericsson [Member]
Other significant items:
Equity in net income (loss) of affiliated companies	4,155	(34,514)	(30,255)
Consumer, Professional & Devices [Member]
Other significant items:
Equity in net income (loss) of affiliated companies	7,084	(647)	3,746
Depreciation and amortization:	164,478	219,132	250,353
Networked Products & Services [Member]
Other significant items:
Equity in net income (loss) of affiliated companies	0	0	0
Depreciation and amortization:	24,483	23,662	21,651
Pictures [Member]
Other significant items:
Equity in net income (loss) of affiliated companies	2,483	4,347	7,991
Depreciation and amortization:	7,996	8,427	7,904
Music [Member]
Other significant items:
Equity in net income (loss) of affiliated companies	(265)	(80)	(6,029)
Depreciation and amortization:	12,166	13,427	9,756
Financial Services [Member]
Other significant items:
Equity in net income (loss) of affiliated companies	(1,961)	(1,345)	(1,796)
Depreciation and amortization:	62,077	56,531	67,714
All Other [Member]
Other significant items:
Equity in net income (loss) of affiliated companies	2,566	2,004	1,234
Depreciation and amortization:	20,777	21,488	20,561
Total [Member]
Other significant items:
Depreciation and amortization:	291,977	342,667	377,939
Corporate [Member]
Other significant items:
Depreciation and amortization:	¥ 33,389	¥ 28,337	¥ 27,504